Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	Diluted net loss per share is the same as basic net loss per share for the three months ended March 31, 2023 and 2022 since all potential shares of common stock instruments are anti-dilutive as a result of the loss for such periods.

	Three Months Ended March 31,
	2023	2022
Numerator:
Net Loss	$(19,543)	$(23,386)

Denominator:
Weighted-average shares of common stock outstanding-basic and diluted	35,324,053	34,810,676

Net loss per share attributable to common stockholders-basic and diluted	$(0.55)	$(0.67)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2022	2021
Numerator:
Net loss	$(81,580)	$(84,686)

Denominator:
Weighted-average shares of common stock outstanding-basic and diluted	35,075,924	34,351,274

Net loss per share-basic and diluted	$(2.33)	$(2.47)

Computation of Diluted Net Loss per Share
The Company excluded the following potential shares of common stock from the computation of diluted net loss per share because including them would have had an anti-dilutive effect.

	Three Months Ended March 31,
	2023	2022
Unvested restricted stock units	3,642,165	2,165,350
Outstanding stock options	5,600,088	6,610,663

Total	9,242,253	8,776,013